1933 Act Reg. No. 33-88316

1940 Act File No. 811-8932

As filed with the Securities and Exchange Commission on April 18, 2014

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 80	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 82	☒

Artisan Partners Funds, Inc.

(Registrant)

875 East Wisconsin Avenue, Suite 800

Milwaukee, Wisconsin 53202

Telephone Number: (414) 390-6100

Sarah A. Johnson	Rajib Chanda
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	One Metro Center, 700 12th Street, N.W., Suite 900
Milwaukee, Wisconsin 53202	Washington, D.C. 20005
(Agents for Service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to rule 485(b)
☒	on May 22, 2014 pursuant to rule 485(b)
☐	60 days after filing pursuant to rule 485(a)(1)
☐	on pursuant to rule 485(a)(1)
☐	75 days after filing pursuant to rule 485(a)(2)
☐	on pursuant to rule 485(a)(2)

 If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 80 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to extend the effective date of Post-Effective Amendment No. 76, which was filed pursuant to Rule 485(a) under the Securities Act on February 21, 2014, to May 22, 2014. This Post-Effective Amendment No. 80 is not intended in any way to amend or supersede any information contained in Post-Effective Amendment No. 76.

This filing relates only to Artisan Global Opportunities Fund – Advisor Shares, Artisan Global Value Fund – Advisor Shares, Artisan International Fund – Advisor Shares, Artisan International Value Fund – Advisor Shares, Artisan Mid Cap Fund – Advisor Shares, Artisan Mid Cap Value Fund – Advisor Shares and Artisan Value Fund – Advisor Shares, each a new share class of an existing series of the Registrant. This filing is not intended to amend or supersede any prior filing relating to any other series of the Registrant.

ARTISAN PARTNERS FUNDS, INC.

Part A.  INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of Artisan Partners Funds, Inc. (the “Registrant”) under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on February 21, 2014 (“Amendment No. 76/78”).

Part B.  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 76/78 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on February 21, 2014.

Part C.  OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 76/78 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on February 21, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and the State of California on the 18th day of April, 2014.

ARTISAN PARTNERS FUNDS, INC.

By:	/s/ Eric R. Colson
Eric R. Colson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
/s/ Eric R. Colson	President, Chief Executive Officer	April 18, 2014
Eric R. Colson	(principal executive officer) and Director

/s/ David A. Erne*	Director	April 18, 2014
David A. Erne

/s/ Gail L. Hanson*	Director	April 18, 2014
Gail L. Hanson

/s/ Thomas R. Hefty*	Director	April 18, 2014
Thomas R. Hefty

/s/ Patrick S. Pittard*	Director	April 18, 2014
Patrick S. Pittard

/s/ R. Scott Trumbull *	Director	April 18, 2014
R. Scott Trumbull

/s/ Gregory K. Ramirez	Chief Financial Officer, Vice President and Treasurer	April 18, 2014
Gregory K. Ramirez	(principal financial and accounting officer)

By:	/s/ Rajib Chanda
Rajib Chanda
* By Rajib Chanda, Attorney-in-Fact, pursuant to powers of attorney filed herewith

Index of Exhibits Filed with this Registration Statement

Exhibit Number	Description

(99)(a)	Powers of Attorney for the Directors of Artisan Partners Funds, Inc.